Fair Value Measurements (Tables)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Change in the Fair Value of Derivative Warrant Liabilities	The Company’s transferred the fair value of Public Warrants from a Level 3 measurement to a Level 1 measurement as a result of the Public Warrants detaching from the Units and becoming separately tradable:

	Forward Purchase Units	Public Warrants	Private Placement Warrants	Total Level 3 Financial Instruments

Level 3 financial instruments as of December 31, 2021	$521,184	$—	$1,718,000	$2,239,184
Change in fair value	122,020	—	(482,000)	(359,980)

Level 3 financial instruments as of March 31, 2022	643,204	—	1,236,000	1,879,204
Change in fair value	(332,983)	—	(926,000)	(1,258,983)
Transfer to Level 2	—	—	(310,000)	(310,000)

Level 3 financial instruments as of June 30, 2022	310,221	—	—	310,221
Change in fair value	(210,445)	—	—	(210,445)
Level 3 financial instruments as of September 30, 2022	$99,776	$—	$—	$99,776

The following table presents the changes in the fair value of financial instruments from December 31, 2021 through September 30, 2022:

	Public Warrants	Private Placement Warrants	Forward Purchase Units

Derivative warrant liabilities as of December 31, 2021	$5,751,150	$1,718,000	$521,184
Change in fair value	(1,612,300)	(482,000)	122,020

Derivative warrant liabilities as of March 31, 2022	4,138,850	1,236,000	643,204
Change in fair value	(3,103,850)	(926,000)	(332,983)

Derivative warrant liabilities as of June 30, 2022	1,035,000	310,000	310,221

Change in fair value	(345,000)	(115,000)	(210,445)

Derivative warrant liabilities as of September 30 2022	$690,000	$195,000	$99,776

The Company’s transferred the fair value of Public Warrants from a Level 3 measurement to a Level 1 measurement as a result of the Public Warrants detaching from the Units and becoming separately tradable:

	Forward Purchase Units	Public Warrants	Private Placement Warrants	Total Level 3 Financial Instruments
Derivative warrant liabilities at March 24, 2021 (inception)	$—	$—	$—	$—
Initial fair value at issuance	31,000	10,109,000	3,014,000	13,154,000
Change in fair value	490,184	(4,357,850)	(1,296,000)	(5,163,666)
Transfer of public warrants to Level 1 measurement	—	(5,751,150)	—	(5,751,150)

Level 3 derivative warrant liabilities as of December 31, 2021	$521,184	$—	$1,718,000	$2,239,184

The following table presents the changes in the fair value of financial instruments from March 24, 2021 (inception) through December 31, 2021:

	Public Warrants	Private Placement Warrants	Forward Purchase Units
Derivative warrant liabilities as of March 24, 2021 (inception)	$—	$—	$—
Initial fair value at issuance date September 14, 2021	10,109,000	3,014,000	31,000
Change in fair value	(4,357,850)	(1,296,000)	490,184

Derivative warrant liabilities as of December 31, 2021	$5,751,150	$1,718,000	$521,184

Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	September 30, 2022
	Level 1	Level 2	Level 3
Assets
Cash and marketable securities held in trust account	$41,679,745	$—	$—
Liabilities
Public Warrants	$690,000	$—	$—
Private Placement Warrants	$—	$195,000	$—
Forward Purchase Units	$—	$—	$99,776

	December 31, 2021
	Level 1	Level 2	Level 3
Assets
Cash and marketable securities held in trust account	$230,004,784	$—	$—
Liabilities
Public Warrants	$5,751,150	$—	$—
Private Placement Warrants	$—	$—	$1,718,000
Forward Purchase Units	$—	$—	$521,184

The following table sets forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis at December 31, 2021:

	(Level 1)		(Level 2)		(Level 3)
Assets
Cash and marketable securities held in trust account		$230,004,784		$—	$—
Liabilities
Public Warrants		$5,751,150		$—	$—
Private Placement Warrants		$—		$—	$1,718,000
Forward Purchase Units	$		$		$521,184

Summary of Fair Value Measurements Inputs
The key inputs into the lattice model and Monte Carlo simulation model formula were as follows at September 30, 2022 and December 31, 2021:

	Private Placement Warrants
	September 30, 2022	December 31, 2021

Input
Ordinary share price	$9.85	$9.81
Exercise price	$11.50	$11.50

	Private Placement Warrants
	September 30, 2022	December 31, 2021

Risk-free rate of interest	4.01%	1.32%
Volatility	2.46%	9.88%
Term	5.21	5.69
Warrant to buy one share	$0.06	$0.51
Dividend yield	0.00%	0.00%
The key inputs into the formula were as follows at September 30, 2022 and December 31, 2021:

	Forward Purchase Liability
	September 30, 2022	December 31, 2021

Input
Implied Unit price	$10.13	$10.10
Contractual forward price	$10.00	$10.00
Risk-free rate of interest	3.20%	0.27%
Remaining term to expiration	0.21	0.69

The key inputs into the lattice model and Monte Carlo simulation model formula were as follows at September 14, 2021 and December 31, 2021:

	Private Placement Warrants
	September 14, 2021	December 31, 2021
Input
Ordinary share price	$9.56	$9.81
Exercise price	$11.50	$11.50
Risk-free rate of interest	0.94%	1.32%
Volatility	15.71%	9.88%
Term	6.00	5.69
Warrant to buy one share	$0.8873	$0.5058
Dividend yield	0.00%	0.00%
The key inputs into the formula were as follows at September 14, 2021 and December 31, 2021:

	Forward Purchase Liability
	September 14, 2021	December 31, 2021
Input
Probability of an acquisition occurring	90.00%	85.00%
Unit price	$10.00	10.10
Risk-free rate of interest	1.00%	0.27%
Time to the acquisition	1.00	0.69